FINANCIAL ASSETS AND LIABILITIES - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Percentage of increase in actuarial assumption	0.50%
Percentage of decrease in actuarial assumption	0.50%
Percentage of interest in share capital acquired in spot market	1.55%		1.57%
Shareholding percentage	3.35%	3.31%
Percentage of additional equity interests under right o acquire	1.57%
Aggregate principal amount	R$ 6,391,961
CSAN3
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Aggregate principal amount	77,236,212
RAIL3
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Aggregate principal amount	15,781,000
50% [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	R$ 1,541,654
Percentage of reasonably possible increase (decrease) in associated risk variables	50.00%
50% [member] | CSAN3
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	R$ 605,285
50% [member] | RAIL3
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	146,842
-50% [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	R$ 69,748
Percentage of reasonably possible increase (decrease) in associated risk variables	50.00%
-50% [member] | CSAN3
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	R$ (716,999)
-50% [member] | RAIL3
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	R$ (146,842)